GMACM HOME EQUITY LOAN TRUST 2007-HE2
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2

Cut-Off Period Date                                                 10/31/07
Determination Date                                                  11/19/07
Record Date - Class A-1                                             11/23/07
Record Date - Class A-2, Class A-3, Class A-4,
Class A-5, Class A-6                                                10/31/07
Payment Date                                                        11/26/07
Actual Days in Accrual Period (30/360)                                    32
Accrual Period (30/360)                                                   30

SERVICING CERTIFICATE
Beginning Pool Balance                                      1,220,518,022.07
Beginning PFA                                                           0.00
Ending Pool Balance                                         1,206,224,010.73
Ending PFA Balance                                                         -
Principal Collections                                          14,294,011.34
Principal Draws                                                            -
Net Principal Collections                                      14,294,011.34

Active Loan Count                                                     22,638

Net Interest Collections                                        8,572,747.80

Weighted Average Net Loan Rate                                      8.33692%
Weighted Average Net WAC Rate                                       8.21693%
Substitution Adjustment Amount                                          0.00

Excess Spread                                                   2,661,616.69

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

                                                              BEGINNING              ENDING
TERM NOTES                                                     BALANCE              BALANCE         FACTOR       PRINCIPAL
Class A-1                                                     419,574,283.28   402,618,655.25     0.8236121  16,955,628.03
Class A-2                                                     170,818,000.00   170,818,000.00     1.0000000           0.00
Class A-3                                                     219,526,000.00   219,526,000.00     1.0000000           0.00
Class A-4                                                     173,734,000.00   173,734,000.00     1.0000000           0.00
Class A-5                                                      63,873,000.00    63,873,000.00     1.0000000           0.00
Class A-6                                                     124,088,000.00   124,088,000.00     1.0000000           0.00
Certificates                                                   -                    -               -             -


(CONTINUED)...                                                                     INTEREST                PERCENTAGE
TERM NOTES                                                         INTEREST       SHORTFALLS       INTEREST        COUPON
Class A-1                                                      1,869,436.53           0.00          34.87%         5.0125%
Class A-2                                                        861,776.81           0.00          14.79%         6.0540%
Class A-3                                                      1,132,937.10           0.00          19.01%         6.1930%
Class A-4                                                        930,056.01           0.00          15.05%         6.4240%
Class A-5                                                        348,693.35           0.00           5.53%         6.5510%
Class A-6                                                        646,188.26           0.00          10.75%         6.2490%
Certificates                                                           0.00              -              -             -



Beginning Overcollateralization Amount                         48,904,738.79
Overcollateralization Amount Increase (Decrease)                2,661,616.69
Outstanding Overcollateralization Amount                       51,566,355.48
Target Overcollateralization Amount                            59,547,072.56

Credit Enhancement Draw Amount                                          0.00
Unreimbursed Credit Enhancer Prior Draws                                0.00


                                                                                    NUMBER         PERCENT
                                                                     BALANCE       OF LOANS      OF BALANCE
Delinquent Loans (30 Days)*                                     7,773,729.74         136            0.64%
Delinquent Loans (60 Days)*                                     3,719,275.05          55            0.31%
Delinquent Loans (90 Days)*                                     3,453,037.66          46            0.29%
Delinquent Loans (120 Days)*                                    1,743,404.49          27            0.14%
Delinquent Loans (150 Days)*                                      151,000.00          2             0.01%
Delinquent Loans (180+ Days)*                                              -          0             0.00%
REO                                                                        -          0             0.00%
Foreclosures                                                       39,955.78          1             0.00%
Bankruptcies                                                      344,551.48          6             0.03%


                                                                          FORECLOSURE                    BANKRUPTCY
(CONTINUED)...                                                      UNITS           DOLLARS        UNITS            DOLLARS
Delinquent Loans (30 Days)*                                           0                -            0                     -
Delinquent Loans (60 Days)*                                           0                -            0                     -
Delinquent Loans (90 Days)*                                           0                -            1             79,200.00
Delinquent Loans (120 Days)*                                          1        39,955.78            1             14,977.40
Delinquent Loans (150 Days)*                                          0                -            0                     -
Delinquent Loans (180+ Days)*                                         0                -            0                     -
REO
Foreclosures
Bankruptcies



                                                                              REO
(CONTINUED)...                                                      UNITS           DOLLARS
Delinquent Loans (30 Days)*                                          0                 -
Delinquent Loans (60 Days)*                                          0                 -
Delinquent Loans (90 Days)*                                          0                 -
Delinquent Loans (120 Days)*                                         0                 -
Delinquent Loans (150 Days)*                                         0                 -
Delinquent Loans (180+ Days)*                                        0                 -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy,
Foreclosure, and REO.
                                                                                     PERCENT OF
                                                     LIQUIDATION TO-DATE      CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                                        0.00
Current Month Loss Amount                                               0.00
Current Month Recoveries                                                0.00
                                                    -------------------------
Ending Cumulative Loss Amount                                           0.00         0.00000%

Liquidation Loss Amount Distributed to Noteholders                      0.00

                                                     NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount                      0.00
Current Month Net Principal Recovery Amount                             0.00
                                                    -------------------------
Ending Cumulative Net Principal Recovery Amount                         0.00

                                                         SPECIAL HAZARD           FRAUD                BANKRUPTCY
Beginning Amount                                                        0.00             0.00          0.00
Current Month Loss Amount                                               0.00             0.00          0.00
Ending Amount                                                              -                -             -

Extraordinary Event Losses                                              0.00
Excess Loss Amounts                                                     0.00

Current Month Repurchases Units                                            0
Current Month Repurchases ($)                                           0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                    0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                       0.00
Withdraw relating to Collection Period                                  0.00
Remaining Balance due to GMACM                                          0.00
Interest Earned (Zero, Paid to Funding Account)                         0.00
                                                    -------------------------
Ending Capitalized Interest Account Balance
as of Payment Date                                                      0.00
Interest earned for Collection Period                                   0.00
Interest withdrawn related to prior Collection
Period                                                                  0.00

PREFUNDING ACCOUNT
Beginning Balance                                                       0.00
Additional Purchases during Revolving Period                            0.00
Balance in Pre-Funding Account due to Noteholders                       0.00
Excess of Draws over Principal Collections                              0.00
                                                    -------------------------
Total Ending Balance as of Payment Date                                 0.00
Interest earned for Collection Period                                   0.00
Interest withdrawn related to prior Collection
Period                                                                  0.00

CASH FLOWS RECEIVED
Principal Collections                                          14,294,011.34
Interest Collections                                            9,081,296.98
Servicer Advances                                                       0.00
Pre-Funding Account remaining balance withdrawn                         0.00
Capital Interest Account withdrawal                                     0.00
Reinvestment Income                                                     0.00
Substitution Adjustment Amount                                          0.00
Recovery Amounts                                                        0.00
                                                    -------------------------
TOTAL CASH FLOWS RECEIVED                                      23,375,308.32

CASH FLOWS DISTRIBUTED
Principal Distribution                                         16,955,628.03
Interest Distribution                                           5,789,088.06
Residual Amount - Certificates                                          0.00
Servicer Advances - Reimbursement                                       0.00
GMACM Service Fee                                                 508,549.18
GMACM Recovery Fee                                                      0.00
Credit Enhancer Fee - FGIC                                        122,043.05
                                                    -------------------------
TOTAL CASH FLOWS DISTRIBUTED                                   23,375,308.32

NET CASH FLOWS REMAINING                                                0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                            NO
Hedge Payment Class A-1                                       0.00
Hedge Shortfall Amount - Class A-1                            0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                       0.51%
Rolling 3 Month Delinquency Required Percentage              3.75%

Aggregate Liquidation Percentage                             0.00%
Aggregate Liquidation Required Percentage                    1.65%

SERVICING TERMINATION EVENT                                    NO

Rolling 3 Month Delinquency Percentage                       0.51%
Rolling 3 Month Delinquency Required Percentage              3.25%

Aggregate Liquidation Percentage                             0.00%
Aggregate Liquidation Required Percentage                    1.15%

SERVICING TRIGGER EVENT                                        NO

Rolling Six-Month Annualized Liquidation Loss
Percentage                                                   0.00%
Maximum Loss Amount                                          1.50%

SERVICING DEFAULT                                              NO

                               Step Down Date NO

Step Up Date - Class A-4                                       NO
Step Up Date - Class A-5                                       NO
Step Up Date - Class A-6                                       NO

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